Segment Information (Tables)	1 Months Ended	8 Months Ended
	Feb. 28, 2025	Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Net Income or Loss and Total Assets

The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss that also is reported on the statement of operations as net income or loss. The measure of segment assets is reported on the balance sheet as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income or loss and total assets, which include the following:

February 28, 2025
Deferred offering costs	$32,000

For the Period from February 10, 2025 (Inception) through February 28, 2025
Formation, general and administrative costs	$11,741

The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss that also is reported on the statement of operations as net income or loss. The measure of segment assets is reported on the balance sheet as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income or loss and total assets, which include the following:

September 30, 2025
Cash	$1,045,403
Cash and marketable securities held in Trust Account	$203,677,270
Total assets	$204,890,324

	For the Three Months Ended September 30, 2025	For the Period from February 10, 2025 (Inception) through September 30, 2025
Operating loss	$(239,398)	$(377,646)
Income earned on cash and marketable securities held in Trust Account	$2,106,133	$2,427,270
Net income	$1,879,085	$2,062,713